Summary of Share Option Activity, SCL Equity Plan (Details) - SCL Equity Plan [Member] - Share options [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding, beginning balance (in shares) | shares	48,252	38,185	25,474
Granted (in shares) | shares	18,873	17,364	18,407
Exercised (in shares) | shares	(6,186)	(3,287)	(1,829)
Forfeited (in shares) | shares	(3,557)	(4,010)	(3,867)
Outstanding, ending balance (in shares) | shares	57,382	48,252	38,185
Exercisable at the end of the period (in shares) | shares	18,152	14,608	11,285
Outstanding, beginning balance, weighted average exercise price (in usd per share) | $	$ 4.39	$ 4.48	$ 5.17
Granted, weighted average exercise price (in usd per share) | $	5.62	4.23	3.56
Exercised, weighted average exercise price (in usd per share) | $	3.74	3.61	3.06
Forfeited, weighted average exercise price (in usd per share) | $	5.24	5.20	5.38
Outstanding, ending balance, weighted average exercise price (in usd per share) | $	4.81	4.39	4.48
Exercisable at the end of the period, weighted average exercise price (in usd per share) | $	$ 5.00	$ 5.02	$ 5.07